Galton Funding Mortgage Trust 2020-H1
Mortgage Pass‑Through Certificates, Series 2020-H1
Sample Mortgage Loan Agreed‑Upon Procedures

Report To:
Galton Mortgage Acquisition Platform IV H Sponsor LLC
Galton Mortgage Acquisition Platform IV H Depositor LLC

30 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Galton Mortgage Acquisition Platform IV H Sponsor LLC
Galton Mortgage Acquisition Platform IV H Depositor LLC
330 Madison Avenue, 36th Floor
New York, New York 10017

Re:            Galton Funding Mortgage Trust 2020-H1 (the “Issuing Entity”)
Mortgage Pass‑Through Certificates, Series 2020‑H1 (the “Certificates”)
Sample Mortgage Loan Agreed‑Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Galton Mortgage Acquisition Platform IV H Sponsor LLC (the “Sponsor”), Galton Mortgage Acquisition Platform IV H Depositor LLC (the “Depositor”), J.P. Morgan Securities LLC (“J.P. Morgan”) and Deutsche Bank Securities Inc. (“Deutsche Bank,” together with the Sponsor, the Depositor and J.P. Morgan, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of fully amortizing, interest-only, fixed and hybrid adjustable-rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.	Electronic data files:
i.
Labeled “Book1.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing Data File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Galton Loan Number”) corresponding to certain mortgage loans (the “Loan Listing Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

ii.
Labeled “GFMT_2020-H1 RA Loan Tape 01.03.2020.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File,” together with the Loan Listing Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 January 2020 (the “Preliminary Cut‑off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

b.	Imaged copies of the:
i.	Promissory note (the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively and as applicable, the “Appraisal”),
iv.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement”),
v.	Home equity line of credit agreement and home equity line of credit modification letter (collectively and as applicable, the “HELOC Agreement”) and
vi.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, Settlement Statement and HELOC Agreement, the “Source Documents”)
that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan Listing Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 January 2020

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 177 Loan Listing Mortgage Loans from the Loan Listing Data File (the “Sample Preliminary Mortgage Loans”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Preliminary Mortgage Loans or the methodology they instructed us to use to select the Sample Preliminary Mortgage Loans from the Loan Listing Data File.

For the purpose of the procedures described in this report, the 177 Sample Preliminary Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 177.

2.
For each mortgage loan on the Loan Listing Data File and Preliminary Data File, we compared the Galton Loan Number, as shown on the Loan Listing Data File, to the corresponding Galton Loan Number, as shown on the Preliminary Data File, and noted that:

a.	All of the Preliminary Mortgage Loans included on the Preliminary Data File were included on the Loan Listing Data File,
b.	One of the Loan Listing Mortgage Loans included on the Loan Listing Data File was not included on the Preliminary Data File (the “Removed Loan Listing Mortgage Loan”) and
c.	The Removed Loan Listing Mortgage Loan was a Sample Preliminary Mortgage Loan (the “Removed Sample Preliminary Mortgage Loan”).

The Removed Sample Preliminary Mortgage Loan is Sample Mortgage Loan Number 146.

As instructed by the Sponsor, on behalf of the Depositor, we performed no procedures on the Removed Sample Preliminary Mortgage Loan.  The Sample Preliminary Mortgage Loans, other than the Removed Sample Preliminary Mortgage Loan, are hereinafter collectively referred to as the “Sample Mortgage Loans.”

3.
For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement

Exhibit 1 to Attachment A Page 1 of 6

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Galton loan number	Loan Number (“Galton”)	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Initial interest rate	Original Interest Rate	Promissory Note

Initial monthly principal and interest payment	Original Payment Amount	Promissory Note

First payment date	First Payment Date Of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term To Maturity	(a) Promissory Note or (b) Promissory Note and recalculation	ii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note	iii.

Prepayment penalty term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	(a) Promissory Note or (b) Promissory Note and recalculation	iv.

Index description (if applicable)	Index Type	Promissory Note

Gross margin (if applicable)	Gross Margin	Promissory Note

Initial interest rate adjustment date (if applicable)	Next Reset Date (for ARMs)	Promissory Note

Interest rate adjustment frequency (if applicable)	Subsequent Interest Rate Reset Period	Promissory Note

Minimum interest rate (if applicable)	Lifetime Minimum Rate (Floor)	Promissory Note

Exhibit 1 to Attachment A Page 2 of 6

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Minimum interest rate (if applicable)	Lifetime Minimum Rate (Floor)	Promissory Note
Maximum interest rate (if applicable)	Lifetime Maximum Rate (Ceiling)	Promissory Note

Initial interest rate cap decrease (if applicable)	Initial Interest Rate Cap (Change Down)	Promissory Note

Initial interest rate cap increase (if applicable)	Initial Interest Rate Cap (Change Up)	Promissory Note

Subsequent interest rate cap decrease (if applicable)	Subsequent Interest Rate Cap (Change Down)	Promissory Note

Subsequent interest rate cap increase (if applicable)	Subsequent Interest Rate Cap (Change Up)	Promissory Note

Occupancy status	Occupancy	Loan Application	v.

Property type	Property Type	Appraisal

Appraisal value	Original Appraised Property Value	Appraisal	vi.

Sale price (if applicable)	Sales Price	Settlement Statement	vii.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary or HELOC Agreement (collectively, the “Junior Lien Source Documents”)	viii.

Loan purpose	Loan Purpose	(a) Loan Application or (b) Promissory Note, Settlement Statement and recalculation	ix.

Original loan‑to‑value ratio	Original LTV	Recalculation	x.

Combined loan‑to‑value ratio	Original CLTV	Recalculation	xi.

Exhibit 1 to Attachment A Page 3 of 6

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Promissory Note, and
(b)	1.

iii.
For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to only compare the first five digits of the property zip code, as shown on the Promissory Note, to the first five digits of the property zip code, as shown on the Preliminary Data File.

iv.
For the purpose of comparing the interest only term Sample Characteristic for each Sample Mortgage Loan that does not have the interest only term specifically stated on the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the interest only term as the sum of:

(a)	The difference in months between the first principal and interest payment date and first payment date, both as shown on the Promissory Note, and
(b)	1.

v.
For the purpose of comparing the occupancy status Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan Numbers 76 and 96) with more than one Loan Application, the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application with the most recent loan application date as the Source Document.

For the purpose of comparing the occupancy status Sample Characteristic for Sample Mortgage Loans Numbers 76 and 96, the Sponsor, on behalf of the Depositor, provided more than one Loan Application.  In addition, the Sponsor, on behalf of the Depositor, indicated such Loan Applications contain conflicting information relating to the occupancy status Sample Characteristic.  The Sponsor, on behalf of the Depositor, instructed us to note agreement if the occupancy status, as shown on the Preliminary Data File, agreed to any such corresponding information on at least one Loan Application.  We performed no procedures to reconcile any differences that may exist between the various Loan Applications or any conflicting information that exists within such Loan Application for the occupancy status Sample Characteristic.

Exhibit 1 to Attachment A Page 4 of 6

Notes:  (continued)

vi.
For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan with more than one Appraisal (except for Sample Mortgage Loan Number 20), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the most recent appraisal date, and if there are multiple Appraisals with the most recent appraisal date, to use the Appraisal with the most recent appraisal date and lowest appraisal value as the Source Document.

For the purpose of comparing the property type Sample Characteristic for Sample Mortgage Loan Number 20, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

vii.
For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan with more than one Appraisal (except for Sample Mortgage Loan Number 20), the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the most recent appraisal date, and if there are multiple Appraisals with the most recent appraisal date, to use the Appraisal with the most recent appraisal date and lowest appraisal value as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loan Number 20, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

viii.
For the purpose of comparing the sale price (if applicable) Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- $1.00 or less.

ix.
For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the Junior Lien Source Documents.  The Sponsor, on behalf of the Depositor, instructed us to note agreement with the junior lien balance, as shown on the Preliminary Data File, if it agreed to the corresponding information on at least one of the Junior Lien Source Documents.  We performed no procedures to reconcile any differences that may exist between the various Junior Lien Source Documents for the junior lien balance Sample Characteristic.

x.
For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “6 - First Time Home Purchase” or “7 - Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”) (except for Sample Mortgage Loan Number 22), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document

Exhibit 1 to Attachment A Page 5 of 6

Notes:  (continued)

x.  (continued)

For the purpose of comparing the loan purpose Sample Characteristic for Sample Mortgage Loan Number 22, the Sponsor, on behalf of the Depositor, indicated the Loan Application contains conflicting information relating to the loan purpose Sample Characteristic.  The Sponsor, on behalf of the Depositor, instructed us to note agreement with the loan purpose, as shown on the Preliminary Data File, if it agreed to any of the corresponding information on the Loan Application.  We performed no procedures to reconcile any conflicting information that exists on the Loan Application for the loan purpose Sample Characteristic.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinance Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:
(a)	The original principal balance, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of any secondary financing (if applicable) relating to the subject property that is being repaid with the proceeds of the Refinance Sample Mortgage Loan and
(2)	The settlement charges relating to the Refinance Sample Mortgage Loan, all as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinance Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:
(a)
“3 - Cash Out Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is greater than or equal to the lesser of (i) 1% of the original principal balance, as shown on the Promissory Note, and (ii) $2,000.00 or

(b)
“9 - Rate/Term Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is less than the lesser of (i) 1% of the original principal balance, as shown on the Promissory Note, and (ii) $2,000.00.

xi.
For the purpose of comparing the original loan‑to‑value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan‑to‑value ratio by:

(a)	Dividing:
(1)	The original principal balance, as shown on the Promissory Note, by
(2)	The property value used for loan to value, as shown on the Preliminary Data File, and
(b)	Rounding the value calculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 6 of 6

Notes:  (continued)

xii.
For the purpose of comparing the combined loan‑to‑value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan‑to‑value ratio by:

(a)	Dividing:
(1)
The sum of (A) the original principal balance, as shown on the Promissory Note, and (B) the junior lien balance, as shown on the Junior Lien Source Documents (and in accordance with any other applicable note(s)), by

(2)	The property value used for loan to value, as shown on the Preliminary Data File, and
(b)	Rounding the value calculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

35	Initial interest rate cap decrease (if applicable)	3.450%	3.500%

55	Initial interest rate cap decrease (if applicable)	0.000%	3.000%

64	Initial interest rate cap decrease (if applicable)	0.000%	2.000%

81	Initial monthly principal and interest payment	$4,173.30	$3,454.01

122	Index description (if applicable)	39 - WSJ 1 YEAR LIBOR (DAILY)	3 - 1 YEAR TREASURY (WEEKLY)

136	Initial interest rate cap decrease (if applicable)	2.000%	3.000%
	Initial interest rate cap increase (if applicable)	2.000%	5.000%

155	Property type	7 - PUD (Only for use with Single-Family Homes with PUD riders)	4 - Condo, High Rise (5+ stories)

169	Minimum interest rate (if applicable)	2.250%	5.375%
	Maximum interest rate (if applicable)	9.000%	10.375%
	Initial interest rate cap increase (if applicable)	2.000%	5.000%

171	Loan purpose	9 - Rate/Term Refinance	3 - Cash Out Refinance